Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Fundamental Investors
Entity Central Index Key	0000039473
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fundamental Investors Class A - ANCFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class A
Trading Symbol	ANCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.56% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class C - AFICX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class C
Trading Symbol	AFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.31% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-1 - AFIFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-1
Trading Symbol	AFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.64% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-2 - FINFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-2
Trading Symbol	FINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.39% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-3 - FUNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-3
Trading Symbol	FUNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.28% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-A - CFNAX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-A
Trading Symbol	CFNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.60% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-C - CFNCX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-C
Trading Symbol	CFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 73	1.38% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-E - CFNEX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-E
Trading Symbol	CFNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.85% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-2 - FFXFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-2
Trading Symbol	FFXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.37% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-3 - FEEFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-3
Trading Symbol	FEEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.33% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-1 - RFNAX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-1
Trading Symbol	RFNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 72	1.36% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-2 - RFNBX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2
Trading Symbol	RFNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 73	1.37% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-2E - RFEBX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2E
Trading Symbol	RFEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.08% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-3 - RFNCX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-3
Trading Symbol	RFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.92% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-4 - RFNEX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-4
Trading Symbol	RFNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.63% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5E - RFNHX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5E
Trading Symbol	RFNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.42% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5 - RFNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5
Trading Symbol	RFNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.33% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-6 - RFNGX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-6
Trading Symbol	RFNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.28% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 181,206,000,000
Holdings Count | Holding	244
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.